Intangible asset, net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Asset

Intangible asset, net consists of the following:

	December 31,	December 31,
	2023	2022

Land use rights	$2,138,833	$2,201,040
Less: Accumulated amortization	(137,720)	(97,705)
Intangible asset, net	2,001,113	2,103,335